UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended December 31, 2010


Institutional Investment Manager Filing this Report:


Merrill Lynch Group, Inc.
4 World Financial Center, North Tower
New York, NY 10080

Form 13F File Number:  028-12505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Teresa Brenner
Associate General Counsel
980-386-4238


/s/ Teresa Brenner
______________________________
/s/ Teresa Brenner
Charlotte, NC
February 15, 2011

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    --------------------------
028-00158               Bank of America Corporation

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